Segment Information - Narrative (Details) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($) SEGMENT Segment	Sep. 30, 2023 USD ($)	Mar. 31, 2024 USD ($) Segment	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Revenues					$ 2,986.4	$ 3,083.8	$ 2,716.3
Percentage of accounts receivable due from one customer						10.50%
Accounts receivable						$ 60.0
Accounts Receivable, Noncurrent					86.8
Accounts Receivable, Current					$ 100.9
Percentage of accounts receivable due from two customer, current					12.50%
Percentage of accounts receivable due from two customer, non current					10.80%
Revenue from contract with customers excluding assessed tax	$ 823.7	$ 789.8	$ 1,412.0	$ 1,414.9	$ 2,986.4	3,083.8	2,716.3
Account receivable net current	496.8		$ 496.8		$ 688.6	527.0
Number of reportable segments			2		2
Starz Business
Revenues					$ 545.9	775.5	648.2
Amount due from customer					33.4	157.6
Motion Picture And Television Production
Revenue from one individual external customer					$ 411.1	$ 337.1
Maximum
Percentage of total revenue					10.00%
Percentage of accounts receivable due from one customer						10.00%
Percentage of accounts receivable due from two customer					10.00%
Maximum | Motion Picture And Television Production
Percentage of revenue from one individual external customer					10.00%	10.00%
Starz Business of Lions Gate Entertainment Corp
Revenue from contract with customers excluding assessed tax			$ 694.5	$ 690.8	$ 1,392.4	$ 1,422.5	$ 1,450.7
Account receivable net current	$ 74.2		$ 74.2		$ 52.9	18.0
Number of reportable segments | Segment			1		1
Starz Business of Lions Gate Entertainment Corp | Customer One And Two | Customer Concentration Risk | Revenue Benchmark
Concentation risk percentage							10.00%
Starz Business of Lions Gate Entertainment Corp | Customer One | Customer Concentration Risk | Revenue Benchmark
Revenue from contract with customers excluding assessed tax					$ 384.2	374.1	$ 348.1
Starz Business of Lions Gate Entertainment Corp | Customer One | Customer Concentration Risk | Accounts Receivable
Account receivable net current					5.9	6.0
Starz Business of Lions Gate Entertainment Corp | Customer Two | Customer Concentration Risk | Revenue Benchmark
Revenue from contract with customers excluding assessed tax					95.6		$ 183.1
Starz Business of Lions Gate Entertainment Corp | Customer Two | Customer Concentration Risk | Accounts Receivable
Account receivable net current					$ 7.1	$ 3.6
Starz Business of Lions Gate Entertainment Corp | Four Customers | Customer Concentration Risk | Accounts Receivable
Concentation risk percentage					10.00%
Starz Business of Lions Gate Entertainment Corp | Customer Three | Customer Concentration Risk | Accounts Receivable
Account receivable net current					$ 11.3
Starz Business of Lions Gate Entertainment Corp | Customer Four | Customer Concentration Risk | Accounts Receivable
Account receivable net current					$ 7.3
Starz Business of Lions Gate Entertainment Corp | Two Customers | Customer Concentration Risk | Accounts Receivable
Concentation risk percentage						10.00%
Starz Business of Lions Gate Entertainment Corp | Maximum
Percentage of total revenue					10.00%
Starz Business of Lions Gate Entertainment Corp | Minimum | Customer One And Two | Customer Concentration Risk | Revenue Benchmark
Concentation risk percentage					10.00%
Starz Business of Lions Gate Entertainment Corp | Minimum | Customer One | Customer Concentration Risk | Revenue Benchmark
Concentation risk percentage						10.00%